Condensed Consolidated Statements of Changes in Partners' Capital (Parenthetical) $ in Thousands	6 Months Ended
Jun. 30, 2015 USD ($) shares
Underwriting discount	$ 4,300
Common Units [Member]
Common units issued | shares	5,000,000
Underwriting discount	$ 4,300